Risk Management and Financial Instruments - Schedule of Contractual Obligation Amounts from Financial Liabilities (Details) - Financial Liabilities [Member] - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2025	Dec. 31, 2024
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance		$ 6,588,550	$ 6,194,223
Loans and financing		20,768,643	19,326,796
Estimated interest on loans and financing	[1]	19,604,810	11,408,904
Derivatives liabilities (assets)		571,668	266,066
Payments of leases		1,797,698	1,734,029
Future contracts - Commodities		33,535,783	33,528,723
Until 1 year [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance		6,588,550	6,194,223
Loans and financing		999,408	2,084,225
Estimated interest on loans and financing	[1]	1,212,956	2,458,318
Derivatives liabilities (assets)		454,986	165,979
Payments of leases		356,358	335,681
Future contracts - Commodities		155,840	58,997
Between 2 and 3 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		247,669	1,046,253
Estimated interest on loans and financing	[1]	2,435,277	2,440,620
Derivatives liabilities (assets)		116,682	100,087
Payments of leases		565,203	426,404
Future contracts - Commodities		24,515,209	28,244,384
Between 4 and 5 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		791,824	1,688,693
Estimated interest on loans and financing	[1]	2,315,745	839,949
Derivatives liabilities (assets)
Payments of leases		311,398	274,798
Future contracts - Commodities		5,732,972	4,238,571
More than 5 years [Member]
Schedule of Contractual Obligation Amounts from Financial Liabilities [Line Items]
Trade accounts payable and supply chain finance
Loans and financing		18,729,742	14,507,625
Estimated interest on loans and financing	[1]	13,640,832	5,670,017
Derivatives liabilities (assets)
Payments of leases		564,739	697,146
Future contracts - Commodities		$ 3,131,762	$ 986,771

[1]	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates for the nine-month period ended September 30, 2025 and for the year ended December 31, 2024. Payments in foreign currencies are estimated using the September 30, 2025 and December 31, 2024 exchange rates.